Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share Based Payments [Abstract]
Schedule of share-based payment arrangements

	2019		2018		2017
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options ('000)	Average exercise price (cents)	Options ('000)	Average exercise price (cents)	Options ('000)

Outstanding at 1 January	107	18,617	125	10,717	90	12,449
Granted	-	-	104	9,500	216	668
Forfeited	(152)	(2,238)	(219)	(1,600)	(20)	(2,400)

Outstanding at 31 December	113	16,379	107	18,617	125	10,717

Exercisable at 31 December	67	5,521	50	5,236	57	5,011

Schedule of estimated a forfeiture rate of zero

	30 April 2018	30 August 2017	10 March 2017

Grant date share price	$1.041	$2.156	$2.331
Exercise share price	$1.041	$2.156	$2.331
Vesting periods	Yr1, Yr 2, Yr 3, Yr4	Yr 1, Yr 2, Yr 3, Yr4	Yr1, Yr 2, Yr 3, Yr4

Risk free rate	0.69% to 1.03%	0.69% to 1.09%	0.38% to 1.09%
Expected volatility	58% to 60%	58% to 60%	80% to 167%
Option life	10 years	10 years	10 years
Weighted average share price	$1.041	$2.156	$2.331
Weighted average fair value per share option	$0.484	$0.770	$1.433